Convertible Redeemable Preferred Shares	12 Months Ended
Aug. 31, 2020
Disclosure Of Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares [Text Block]

11. Convertible Redeemable Preferred Shares

In March 2017, the Company entered into a preferred share purchase agreement (the "A1 Agreement") with an entity managed by Lind and issued 500 Series A1 Preferred Shares (the "A1 Preferred Shares") at a price of $5,000 per share for gross proceeds of $2,500,000. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expired on July 11, 2017 (the "Hold Period").

The A1 Preferred Shares did not carry a dividend and had a redemption value that started at $5,000 per share and increases by $250 per share each quarter over a 24 months period ending on March 10, 2019, to a cap of $6,750 per share. The A1 Preferred Shares could be converted by Lind into common shares of the Company at a price per common share equal to 85% of the five-day volume weighted average price ("VWAP") of the common shares on the TSX immediately prior to the date that notice of conversion was given (the "Conversion Option").

In conjunction with this private placement, Lind received a commitment fee of $125,000 and 6,900,000 common share purchase warrants (the "A1 Warrants"). Each A1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.23 per common share until March 10, 2022.

Lind had the basic right to convert 25 A1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the A1 Agreement, however Lind was permitted to convert up to 100 A1 Preferred Shares on a monthly basis in the event such amount did not exceed 20% of the Company's 20-day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

Lind was also entitled to accelerate its conversion right to the full amount of the redemption value applicable at such time, or demand repayment of the applicable redemption value per share in cash (the "Put Option"), upon the occurrence of certain events as set out in the A1 Agreement (most of which are beyond the Company's control) (the "Redemption Events"). The triggering Redemption Events include certain key financial and non-financial conditions, which included change of control, insolvency and liquidity conditions etc. as defined in the A1 Agreement. These Redemption Events also limited the Company from obtaining other debt or preferred share financings that were not junior to the A1 Preferred Shares other than certain project-related financings, as well as other at-the-market, equity lines or credit type of common share offerings, or convertible security financings where the price of the common share was not fixed at predetermined price. In addition, if the Redemption Event was a change of control event, the redemption amount would be equal to 110% of the applicable redemption amount at that time.

The Company had the right to redeem all of the outstanding A1 Preferred Shares at any time after the Hold Period at a 5% premium to the redemption value (the "Call Option"). The Company also had floor price protection such that if any conversion results in an effective conversion price of less than $0.10 per common share, then the Company had the right to deny the conversion and instead redeem the A1 Preferred Shares that were subject to that conversion for the redemption amount in cash plus a 5% premium.

At any time while any A1 Preferred Shares are outstanding, Lind had the option of subscribing for up to an additional 165 Series A2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial financing, subject to certain triggering events and subject to the prior approval of the TSX ("Series A2 Option"). Lind would also receive a certain number of Series A2 warrants ("A2 Warrants") if it had exercised the Series A2 Option. The number of A2 Warrants to be issued and the exercise price of A2 Warrants would be calculated by using similar formulas used in determining the number and the exercise price of the A1 Warrants.

In December 2017, the Company entered into a preferred share purchase agreement (the "B1 Agreement") with Lind and issued 300 Series B1 Preferred Shares (the "B1 Preferred Shares") at a price of $5,000 per share for gross proceeds of $1,500,000 in January 2018. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expired on May 16, 2018 (the "B1 Hold Period").

In conjunction with this private placement, Lind received a commitment fee of $75,000 and 6,250,000 common share purchase warrants (the "B1 Warrants"). Each B1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.15 per common share until January 15, 2023. Other than the exercise price and expiry date, the B1 Warrants bear the similar terms and conditions as the A1 Warrants.

The B1 Agreement was subject to essentially the same terms and conditions as the A1 Agreement and the B1 Preferred Shares had the same essential features of the A1 Preferred Shares including the rate and amount of the increase in the redemption value, the conversion option, put option and call option etc.

After the B1 Hold Period, Lind had the basic right to convert 15 B1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the B1 Agreement, however Lind was permitted to convert up to 60 B1 Preferred Shares on a monthly basis in the event such amount does not exceed 20% of the Company's 20-day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

At any time while any B1 Preferred Shares are outstanding, Lind had the option of subscribing for up to an additional 100 Series B2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial B1 financing, subject to certain triggering events and subject to the prior approval of the TSX ("Series B2 Option"). Lind would also receive a certain number of Series B2 warrants ("B2 Warrants") if it had exercised the Series B2 Option. The number of B2 Warrants to be issued and the exercise price of the B2 Warrants would be calculated by using similar formulas used in determining the number and the exercise price of the B1 Warrants.

In June 2018, the Company entered into a preferred share purchase agreement (the "C1 Agreement") and issued 150 Series C1 Preferred Shares (the "C1 Preferred Shares") at a price of $5,000 per share for gross proceeds of $750,000. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expired on October 30, 2018 (the "C1 Hold Period").

In conjunction with this private placement, Lind received a commitment fee of $37,500 and 3,750,000 common share purchase warrants (the "C1 Warrants"). Each C1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.125 per common share until June 29, 2023. Other than the exercise price and expiry date, the C1 Warrants bear the similar terms and conditions as the A1 Warrants.

The C1 Agreement was subject to essentially the same terms and conditions as the A1 Agreement and the C1 Preferred Shares had the same essential features of the A1 Preferred Shares including the rate and amount of the increase in the redemption value, the conversion option, put option and call option etc.

After the C1 Hold Period, Lind had the basic right to convert 10 C1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the C1 Agreement, however Lind was permitted to convert up to 30 C1 Preferred Shares on a monthly basis in the event such amount does not exceed 20% of the Company's 20-day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

At any time while any C1 Preferred Shares are outstanding, Lind had the option of subscribing for up to an additional 50 Series C2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial C1 financing, subject to certain triggering events and subject to the prior approval of the TSX ("Series C2 Option"). Lind would also receive a certain number of Series C2 warrants ("C2 Warrants") if it had exercised the Series C2 Option. The number of C2 Warrants to be issued and the exercise price of the C2 Warrants would be calculated by using similar formulas used in determining the number and the exercise price of the C1 Warrants.

A summary of the changes in the convertible redeemable preferred shares amount is set out below:

	Number	Amount
A1 Preferred Shares
Balance - September 1, 2018	180	$1,181,250
Increase in fair value	—	80,063
Converted to common shares	(180)	(1,261,313)

Balance - August 31, 2019 and August 31, 2020	—	$—

B1 Preferred Shares
Balance - September 1, 2018	240	$1,386,000
Increase in fair value	—	175,875
Converted to common shares	(155)	(981,750)

Balance - August 31, 2019	85	580,125
Increase in fair value	—	18,375
Converted to common shares	(85)	(598,500)

Balance - August 31, 2020	—	$—

C1 Preferred Shares
Balance - September 1, 2018	150	$787,500
Increase in fair value	—	120,750
Converted to common shares	(90)	(530,250)

Balance - August 31, 2019	60	378,000
Increase in fair value	—	21,000
Converted to common shares	(60)	(399,000)

Balance - August 31, 2020	—	$—

	—	$—